Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2019
Employee Benefits And Share-based Payments [Abstract]
Schedule of shares outstanding under the incentive plan
	06.30.19	06.30.18	06.30.17
At the beginning	5,485,194	5,834,676	6,324,737
Granted	(518,731)	(349,482)	(443,839)
Disposals	-	-	(46,222)
At the end	4,966,463	5,485,194	5,834,676

Schedule of options pending at year-end

	DIC	Cellcom
Exercise price range of outstanding options	NIS 7.45 – 12.5	NIS 25.65 – 29.97
Average price of outstanding options	NIS 9.20	NIS 23.75 – 27.75
Amount of outstanding options	4,620,818	780,332
Average remaining useful life	4 years	1.1 years

Schedule of severance pay or retirement benefits

	June 30, 2019	June 30, 2018	June 30, 2017
Present value of unfunded obligations	430	492	1,356
Present value of funded obligations	573	577	3,603
Total present value of defined benefits obligations (post-employment)	1,003	1,069	4,959
Fair value of plan assets	(871)	(921)	(3,430)
Recognized liability for defined benefits obligations	132	148	1,529
Liability for other long-term benefits	477	23	8
Total recognized liabilities	609	171	1,537
Assets designed for payment of employee benefits	(477)	-	-
Net position from employee benefits	132	171	1,537